NOTE 6 - INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Patents, Gross	$ 150,716		$ 111,256	$ 75,658	$ 46,749
Indefinite-Lived Trademarks	28,211		17,330
Capitalized Costs, Proved Properties	45,745		45,745
Finite-Lived Intangible Assets, Gross	2,718,708		2,696,152	2,029,495	1,957,002
Finite-Lived Intangible Assets, Period Increase (Decrease)	53,254	$ 0	597,199	20,573
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)			78,629	51,920
Finite-Lived Intangible Assets, Accumulated Amortization	1,369,951		1,113,282	792,399	501,830
Amortization of Intangible Assets	276,668	$ 204,866	273,549	271,848
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	19,999		47,334	18,721
Finite-Lived Intangible Assets, Net	1,348,757		1,582,870	1,237,096	1,455,172
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	30,698
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	2,494,036		2,521,821	1,953,837	1,910,253
Finite-Lived Intangible Assets, Period Increase (Decrease)			491,830
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	27,785		76,154	43,584
Finite-Lived Intangible Assets, Accumulated Amortization	1,368,235		1,113,282	792,399	501,830
Amortization of Intangible Assets	274,952		273,549	271,848
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	19,999		47,334	18,721
Finite-Lived Intangible Assets, Net	1,125,801		1,408,539	1,161,438	1,408,423
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	42,182		32,649	20,573
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	2,722		2,949	8,336
Finite-Lived Intangible Assets, Accumulated Amortization
Amortization of Intangible Assets
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	150,716		111,256	75,658	$ 46,749
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	11,072		26,975
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	191		(474)
Finite-Lived Intangible Assets, Accumulated Amortization
Amortization of Intangible Assets
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	28,211		17,330
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)			45,745
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)
Finite-Lived Intangible Assets, Accumulated Amortization	1,716
Amortization of Intangible Assets	1,716
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	$ 44,029		$ 45,745